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December 13, 2016

Nathaniel Segal Associate +1 312 609 7747 nsegal@vedderprice.com

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Preferred Income Opportunities Fund (the “Registrant”)

File No. 811-21293

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the reorganization of Nuveen Flexible Investment Income Fund into the Registrant.

Please contact the undersigned at (312) 609-7747 if you have any questions or comments regarding the filing.

Yours very truly,

/s/ Nathaniel Segal

Enclosures

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